Convertible Note (Details) - Schedule of net carrying amount of the equity component	Dec. 31, 2022 USD ($)
Amount allocated to conversion option [Member]
Convertible Note (Details) - Schedule of net carrying amount of the equity component [Line Items]
Convertible Note – equity portion	$ 1,775,853
Amount allocated to conversion option [Member] | Convertible Note 2021 [Member]
Convertible Note (Details) - Schedule of net carrying amount of the equity component [Line Items]
Convertible Note – equity portion	1,092,460
Amount allocated to conversion option [Member] | Convertible Note 2022 [Member]
Convertible Note (Details) - Schedule of net carrying amount of the equity component [Line Items]
Convertible Note – equity portion	683,393
Issuance cost [Member]
Convertible Note (Details) - Schedule of net carrying amount of the equity component [Line Items]
Convertible Note – equity portion	(302,866)
Issuance cost [Member] | Convertible Note 2021 [Member]
Convertible Note (Details) - Schedule of net carrying amount of the equity component [Line Items]
Convertible Note – equity portion	(182,255)
Issuance cost [Member] | Convertible Note 2022 [Member]
Convertible Note (Details) - Schedule of net carrying amount of the equity component [Line Items]
Convertible Note – equity portion	(120,611)
Equity component, net [Member]
Convertible Note (Details) - Schedule of net carrying amount of the equity component [Line Items]
Convertible Note – equity portion	1,472,987
Equity component, net [Member] | Convertible Note 2021 [Member]
Convertible Note (Details) - Schedule of net carrying amount of the equity component [Line Items]
Convertible Note – equity portion	910,205
Equity component, net [Member] | Convertible Note 2022 [Member]
Convertible Note (Details) - Schedule of net carrying amount of the equity component [Line Items]
Convertible Note – equity portion	$ 562,782